COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Maturity of Lease Liabilities at December 31, 2020
2020	$—
2021	8,089
2021 and thereafter	—
Total	—
Total future undiscounted lease payments	8,089
Less: Interest	(231)
Present value of lease liabilities	$7,858